CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income
Unrealized gain on available-for-sale investments and others, tax effect	¥ 620	¥ 2,250	¥ 1,554